Annual Total Returns[BarChart] - Invesco SP MidCap Value with Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.12%)	19.10%	40.59%	12.18%	(7.24%)	28.49%	3.05%	(9.67%)	30.35%	5.61%